Earnings Per Share	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2018	2017	2016
Numerator:
Net income	$354,396	$436,826	$409,331
Net income and dividends attributable to participating restricted shares	(2,650)	(3,517)	(3,592)

Numerator for basic earnings per common share	$351,746	$433,309	$405,739

Undistributed income allocated to participating restricted shares	1,617	2,512	2,604
Undistributed income reallocated to participating restricted shares	(1,603)	(2,488)	(2,569)

Numerator for diluted earnings per common share	$351,760	$433,333	$405,774

Denominator:
Weighted average number of shares outstanding — basic	142,422	146,017	149,168
Weighted average number of participating restricted shares	(1,065)	(1,176)	(1,309)

Weighted average number of common shares — basic	141,357	144,841	147,859

Effect of assumed conversion of 0.5% convertible notes	—	—	5
Effect of dilutive stock options granted	1,282	1,414	2,002

Weighted average number of common shares — diluted	142,639	146,255	149,866

Basic earnings per common share	$2.49	$2.99	$2.74

Diluted earnings per common share	$2.47	$2.96	$2.71

For the fiscal years ended September 30, 2018, 2017 and 2016, 1,357, 1,281 and 1,785 shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.